Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule Of Tax Exemptions Details [Table Text Block]
The Company is entitled to the following tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
September 20, 2004	January 1, 2008-December 31, 2012
June 5, 2009	January 1, 2014-December 31, 2018
November 12, 2009	January 1, 2014-December 31, 2018
Himax Semiconductor:
August 26, 2004	January 1, 2009-December 31, 2013
October 9, 2009	January 1, 2014-December 31, 2018

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)

Taiwan operations	$73,461	77,130	69,532
Cayman operations	(7,395)	(57)	16,996
US operations	(1,597)	(2,251)	(2,248)
China operations	1,388	506	1,105
Korea operations	29	55	91
Japan operations	-	17	18
	$65,886	75,400	85,494

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the income tax expense (benefit) attributable to income from continuing operations before taxes for the years ended December 31, 2012, 2013 and 2014 consist of the following:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$755	5,126	8,928
Taiwan operations – 10% of surtax	5,277	6,497	8,398
Cayman operations	1	-	-
US operations	162	156	83
China operations	699	270	347
Korea operations	3	11	12
Japan operations	-	7	7
Total current income tax expense	6,897	12,067	17,775
Deferred:
Taiwan operations – based on statutory tax rate of 17%	9,789	6,593	3,633
Taiwan operations – 10% of surtax	(29)	853	186
US operations	(998)	4	3
China operations	89	(36)	(2)
Korea operations	-	(5)	(4)
Total deferred income tax expense	8,851	7,409	3,816
Income tax expense	$15,748	19,476	21,591

Deferred Income Tax Expense [Table Text Block]
The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)
Deferred income tax expense, exclusive of the effects of other components listed below	$9,981	7,409	3,816
Tax benefits of operating loss carryforwards	(1,130)	-	-
	$8,851	7,409	3,816

Schedule Of Income Tax Reconciliation [Table Text Block]
The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% of earnings before income taxes and the actual income tax expense as reported in the consolidated statements of income for the years ended December 31, 2012, 2013 and 2014 are summarized as follows:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)

Expected income tax expense	$11,201	12,818	14,534
Tax on undistributed retained earnings	3,341	4,700	6,814
Tax-exempted income	(2,921)	(2,392)	(2,843)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(571)	(558)	(651)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	(6,157)	-	(489)
Increase in investment tax credits	(1,210)	-	(4,525)
Expired investment tax credits	5,302	-	-
Increase in deferred tax asset valuation allowance	8,219	3,146	4,038
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	658	(215)	305
Tax effect resulting from foreign currency matters	(3,607)	2,278	5,593
Foreign tax rate differential	1,415	612	(2,143)
Variance from audits, amendments and examinations of prior years’ income tax filings	40	(1,376)	37
Others	38	463	921
Actual income tax expense	$15,748	19,476	21,591

Schedule Of Total Income Tax Expense Benefit [Table Text Block]
The total income tax expense for the years ended December 31, 2012, 2013 and 2014 was allocated as follows:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)

Income from continuing operations	$15,748	19,476	21,591
Other comprehensive gain (loss)	8	(99)	43
Excess tax benefits allocated to additional paid-in capital from share-based compensation	-	(1,271)	(1,232)
Total income tax expense	$15,756	18,106	20,402

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As of December 31, 2013 and 2014, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2013	2014
	(in thousands)
Deferred tax assets:
Inventory	$6,509	5,860
Allowance for doubtful accounts	2,255	2,342
Unused investment tax credits	6,017	4,665
Unused loss carryforward-regular tax	28,098	29,369
Unused loss carryforward-undistributed earnings tax	10,229	11,223
Other	1,845	1,604
Total gross deferred tax assets	54,953	55,063
Less: valuation allowance	(38,347)	(40,966)
Net deferred tax assets	16,606	14,097
Deferred tax liabilities:
Unrealized foreign exchange gain	(49)	(2,193)
Advanced share-based compensation deductions	(2,032)	(1,600)
Prepaid pension cost	(396)	(414)
Acquired intangible assets	(2,180)	(1,806)
Other	(70)	(64)
Total gross deferred tax liabilities	(4,727)	(6,077)
Net deferred tax assets	$11,879	8,020

Schedule of Valuation Allowance [Table Text Block]
The activity in the valuation allowance for deferred tax assets for the years ended December 31, 2012, 2013 and 2014 follows:

Period	Balance at beginning of year	Additions- Charges to earnings	Deductions- Charges to earnings	Expirations and Forfeitures	Others (Note)	Balance at end of year
	(in thousands)

Year 2012	$44,825	9,993	(1,774)	(11,655)	3,606	44,995
Year 2013	$44,995	4,698	(1,552)	(10,183)	389	38,347
Year 2014	$38,347	5,445	(1,407)	(187)	(1,232)	40,966

Schedule of Operating Loss Carryforwards [Table Text Block]
As of December 31, 2014, the Company’s unused operating loss carryforward for regular tax were as follows:

	Deductible amount	Tax effect	Expiration year

	(in thousands)

Taiwan operations	$149,990	$25,498	2015~2024
Hong Kong operations	1,809	299	Indefinitely
US operations	8,970	3,572	2024~2034
		$29,369

Schedule of Tax Credit Carryforwards [Table Text Block]
As of December 31, 2014, all of the Company’s unused investment tax credits were as follows:

	Tax effect
	(in thousands)	Expiration year

Taiwan operations	$3,337	2015~2016
US operations	1,328	2020~2034
	$4,665

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2012	2013	2014

	(in thousands)
Balance at beginning of year	$128	791	483
Increase related to prior year tax positions	658	-	368
Decrease related to prior year tax positions	-	(184)	-
Settlements	-	(93)	-
Lapse of statute of limitations	-	(31)	(63)
Effect of exchange rate change	5	-	-
Balance at end of year	$791	483	788